DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
DERIVATIVE LIABILITIES
12. DERIVATIVE LIABILITIES

The Company has issued convertible notes payable, warrants and Series B preferred stock with put back rights and has entered into exchange and subscription agreements that contain certain provisions that have been identified as derivatives.The Company has determined that the number of common shares to be issued under these agreements is indeterminate; therefore, the Company concluded that the equity environment is tainted and all additional warrants, stock options convertible debt and obligations to issue common shares are included in the value of derivative liabilities.

The Company estimates the fair value of the derivative liabilities at the issuance date and at each subsequent reporting date, using a multinomial lattice model simulation. The model is based on a probability weighted discounted cash flow model using projections of the various potential outcomes.

During the three months ended September 30, 2020, we had the following activity in our derivative liabilities:

	Convertible Notes Payable	Common Stock Subscription	Total

Derivative liabilities at June 30, 2020	$163,664	$1,170	$164,834
Addition to liabilities for new debt	154,822	-	154,822
Decrease due to conversions/assignments	(70,296)	-	(70,296)
Change in fair value	(39,658)	(364)	(40,022)

Derivative liabilities at September 30, 2020	$208,532	$806	$209,338

Key inputs and assumptions used in valuing the Company’s derivative liabilities as of September 30, 2020 are as follows:

•	Stock prices on all measurement dates were based on the fair market value

•	Risk-free interest rate of 0.07% to 0.15%

•	The probability of future financing was estimated at 100%

•	Computed volatility ranging from 147% to 230%

These inputs are subject to significant changes from period to period and to management's judgment; therefore, the estimated fair value of the derivative liabilities will fluctuate from period to period, and the fluctuation may be material.

The Company as issued convertible notes payable, warrants and Series B preferred stock with put back rights and has entered into exchange and subscription agreements that contain certain provisions that have been identified as derivatives.As of June 30, 2020, the Company has determined that the number of common shares to be issued under these agreements is indeterminate; therefore, the Company concluded that the equity environment is tainted and all additional warrants, stock options convertible debt and obligations to issue common shares are included in the value of derivative liabilities.

The Company estimates the fair value of the derivative liabilities at the issuance date and at each subsequent reporting date, using a multinomial lattice model simulation. The model is based on a probability weighted discounted cash flow model using projections of the various potential outcomes.

During the years ended June 30, 2020 and 2019, the Company had the following activity in its derivative liabilities:

	Convertible Notes Payable	Warrants	Put Back Rights	Exchange Agreement	Common Stock Subscription	Total

Derivative liabilities at June 30, 2018	$-	$-	$2,886,965	$-	$-	$2,886,965
Addition to liabilities for new debt/subscription	438,720	-	-	-	25,000	463,720
Addition to liabilities for Exchange Agreement	-	-	-	1,485,000	-	1,485,000
Decrease due to conversions/assignments	(95,758)	(2,124,588)	(2,571,265)	(120,000)	-	(4,911,611)
Decrease due to exercise/surrender of warrants	-	(774,642)	-	-	-	(774,642)
Change in fair value	39,090	2,899,230	(315,700)	(137,800)	(16,478)	2,468,342

Derivative liabilities at June 30, 2019	382,052	-	-	1,227,200	$8,522	$1,617,774

Addition to liabilities for new debt/subscription	270,354	-	-	-	-	270,354
Decrease due to conversions/assignments	(461,236)	-	-	(479,800)	-	(941,036)
Change in fair value	(27,505)	-	-	(747,400)	(7,353)	(782,258)

Derivative liabilities at June 30, 2020	$163,665	$-	$-	$-	$1,169	$164,834

Key inputs and assumptions used in valuing the Company’s derivative liabilities as of June 30, 2020 are as follows:

•	Stock prices on all measurement dates were based on the fair market value
•	Risk-free interest rate of 0.013% to 0.15%
•	The probability of future financing was estimated at 100%
•	Computed volatility ranging from 248% to 258%

These inputs are subject to significant changes from period to period and to management's judgment; therefore, the estimated fair value of the derivative liabilities will fluctuate from period to period, and the fluctuation may be material.